GOODWILL	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
15.	GOODWILL

Goodwill recorded by the company represents the excess of the enterprise value determined under fresh start accounting over the amount assigned to specific assets and liabilities of the company.  The amount represents the present value of the future economic benefits available to the company from tax attributes available in the company. The tax attributes consist primarily of the excess of tax basis over net book value of depreciable assets that have no expiration date.